ACCOUNTING POLICIES (Borrowing Costs) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Borrowing costs capitalised	$ 6.3	$ 13.1	$ 16.1